Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Profit after tax		£ 3,561	£ 4,382	£ 4,588
Currency translation reserve
Currency translation differences		(1,209)	2,411	(155)
Fair value through other comprehensive income reserve movement relating to debt securities
Net gains/(losses) from changes in fair value		1,142	(6,376)	(1,383)
Net (gains)/losses transferred to net profit on disposal		(102)	68	(248)
Net (gains)/losses relating to (release of) impairment		(2)	8	(6)
Net (losses)/gains due to fair value hedging		(849)	4,627	1,105
Tax		(54)	449	170
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		2,506	(7,290)	(2,212)
Net losses/(gains) transferred to net profit		1,158	543	(327)
Tax		(1,002)	1,808	740
Other comprehensive income/(loss) that may be recycled to profit or loss		1,588	(3,752)	(2,316)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(1,182)	(755)	1,299
Own credit		(983)	2,092	(105)
Tax		609	(156)	(563)
Other comprehensive (loss)/income not recycled to profit or loss		(1,556)	1,181	631
Other comprehensive income/(loss) for the year		32	(2,571)	(1,685)
Total comprehensive income/(loss) for the year		3,593	1,811	2,903
Attributable to:
Equity holders of the parent		3,593	1,811	2,903
Total comprehensive income/(loss) for the year		3,593	1,811	2,903
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax		2,866	2,784	3,436
Currency translation reserve
Currency translation differences	[1]	(572)	1,149	128
Fair value through other comprehensive income reserve movement relating to debt securities
Net gains/(losses) from changes in fair value		1,140	(6,383)	(1,382)
Net (gains)/losses transferred to net profit on disposal		(102)	68	(248)
Net (gains)/losses relating to (release of) impairment		(2)	8	(6)
Net (losses)/gains due to fair value hedging		(850)	4,626	1,103
Tax		(54)	449	170
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		2,443	(6,733)	(2,230)
Net losses/(gains) transferred to net profit		1,006	470	(333)
Tax		(966)	1,707	748
Other comprehensive income/(loss) that may be recycled to profit or loss		2,043	(4,639)	(2,050)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(1,175)	(791)	1,261
Own credit		(975)	1,973	(55)
Tax		608	(138)	(563)
Other comprehensive (loss)/income not recycled to profit or loss		(1,542)	1,044	643
Other comprehensive income/(loss) for the year		501	(3,595)	(1,407)
Total comprehensive income/(loss) for the year		3,367	(811)	2,029
Attributable to:
Equity holders of the parent		3,367	(811)	2,029
Total comprehensive income/(loss) for the year		£ 3,367	£ (811)	£ 2,029

[1]	aThere are no CTR recycling events during 2023, 2022 & 2021.